INTANGIBLES (Details Narrative)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Intangible assets useful lives	1 year
Bottom of range [member] | Computer software [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Intangible assets useful lives	3 years
Top of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Intangible assets useful lives	8 years
Top of range [member] | Computer software [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Intangible assets useful lives	10 years